UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period ____________________ to ____________________.

☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period July 1, 2013 to September 30, 2013.

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ____________________.

Date of Report:

November 4, 2013

Commission File Number 0-26686

First Investors Financial Services Holding Corp. ¹

(Exact Name of Registrant as Specified in its Charter)

Texas (State or Other Jurisdiction of Incorporation or Organization)	76-0465087 (I.R.S. Employer Identification No.)

675 Bering Drive, Suite 710	77057
Houston, Texas (Address of Principal Executive Offices)	(Zip Code)

(713) 977-2600

(Registrant's Telephone Number, Including Area Code)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

¹	First Investors Financial Services Group, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the auto loan asset classes including asset-backed securities registered by: First Investors Auto Owners Trust and First Investors Financial Services Corp.

²	First Investors Financial Services Group, as securitizer, reports no demands made upon relevant trustees prior to September 30, 2013. As a result, the disclosures in this form will not contain investor demands.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

First Investors Financial Services Group, Inc.
(Securitizer)

Date: November 4, 2013	By: /s/BENNIE H. DUCK
Bennie H. Duck
Executive Vice President and Chief Financial Officer

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that were Subject of Demand			Assets that were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected

			#	$	% of Principal Bal	#	$	% of Principal Bal	#	$	% of Principal Bal	#	$	% of Principal Bal	#	$	% of Principal Bal	#	$	% of Principal Bal	#	$	% of Principal Bal

First Investors Auto Receivables Corporation			10945	$ 194,017,091.53	100%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%
First Investors Receivables Funding, LLC			1216	$ 24,979,955.51	100%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%
First Investors Auto Owners Trust 2011-1			2989	$ 31,208,300.87	100%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%
First Investors Auto Owners Trust 2011-2			2748	$ 37,470,361.26	100%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%
First Investors Auto Owners Trust 2012-1			4677	$ 65,409,087.13	100%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%
First Investors Auto Owners Trust 2012-2			6170	$ 111,091,768.29	100%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%
First Investors Auto Owners Trust 2013-1			7498	$ 141,314,153.30	100%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%
First Investors Auto Owners Trust 2013-2			9143	$ 182,652,176.92	100%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%

FIFS Group CIK	X	First Investors Financial Services

Total			45386	$ 788,142,894.81		-	$ -		-	$ -		-	$ -		-	$ -		-	$ -		-	$ -